SHARE CAPITAL (Detail) $ / shares in Units, ¥ in Thousands			1 Months Ended			12 Months Ended
	Apr. 26, 2017 shares	Feb. 08, 2017 shares	Jun. 30, 2017 shares	May 31, 2017 shares	Feb. 28, 2017 shares	Aug. 31, 2019 USD ($) $ / shares shares	Aug. 31, 2019 CNY (¥) shares		Aug. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2018 CNY (¥) shares		Aug. 31, 2017 CNY (¥)	Aug. 31, 2019 CNY (¥) shares	Aug. 31, 2018 CNY (¥) shares	Apr. 30, 2018 USD ($)	Mar. 05, 2018 $ / shares shares	Apr. 25, 2017 shares	Dec. 16, 2016 USD ($) $ / shares shares
SHARE CAPITAL
Ratio of shares convertible						1	1
Date of incorporation of the company						Dec. 16, 2016	Dec. 16, 2016
Share capital						$ 1,000							¥ 8	¥ 9				$ 0.0001
Common stock, shares issued (in shares)	5,000,000,000					120,585,274							120,585,274	127,250,000			500,000,000	10
Share capital, par value (in US dollar per share) | $ / shares						$ 0.00001			$ 0.00001									$ 0.00001
Authorized share capital | $																		$ 50,000
Common stock, shares authorized (in shares)																		5,000,000,000
Common stock, shares outstanding (in shares)	100,000,000	100,000,000			100,000,000	120,585,274							120,585,274	127,250,000			10,000,000
Share split ratio	10
Number of shares granted to exercise						14,457	14,457
Shares repurchased | ¥							¥ 417,149	[1]		¥ 114,554	[1]	¥ 0
2018 Repurchase Program
SHARE CAPITAL
Stock repurchase program, Authorized amount | $															$ 100,000,000
Number of shares repurchased						5,471,718	5,471,718		1,207,465	1,207,465
Shares repurchased						$ 60,539,000	¥ 417,149		$ 16,822,000	¥ 114,554
Ms. Meirong Yang (Ms. M)
SHARE CAPITAL
Percentage of shares held					72.60%
Ms. Huiyan Yang (Ms. H)
SHARE CAPITAL
Percentage of shares held					20.00%
Mr. Junli He (Mr. He)
SHARE CAPITAL
Common stock, shares issued (in shares)						3,565,130							3,565,130
Percentage of shares held					7.40%	7.40%							7.40%
Yang's Family
SHARE CAPITAL
Common stock, shares issued (in shares)						92,590,000							92,590,000
Percentage of shares held						92.60%							92.60%
Impetus
SHARE CAPITAL
Shares issued for exchange of equity interest (in shares)		99,999,990			99,999,990
Percentage of equity interests acquired		100.00%			100.00%
Impetus | Mr. Junli He (Mr. He)
SHARE CAPITAL
Common stock, shares issued (in shares)						3,844,870							3,844,870
Class A Ordinary Shares
SHARE CAPITAL
Number of voting rights						1	1
Number of shares granted to exercise			2,250,000
ADS ratio																1
Class A Ordinary Shares | IPO
SHARE CAPITAL
Issuance of ordinary shares				15,000,000
Class B Ordinary Shares
SHARE CAPITAL
Number of voting rights						20	20
Class B Ordinary Shares | Mr. Junli He (Mr. He)
SHARE CAPITAL
Common stock, shares issued (in shares)						100,000,000							100,000,000
Class B Ordinary Shares | Yang's Family
SHARE CAPITAL
Common stock, shares issued (in shares)						100,000,000							100,000,000
ADS
SHARE CAPITAL
Common stock, shares issued (in shares)																10,000,000
Common stock, price per share (in US dollar per share) | $ / shares																$ 19.00
ADS | IPO
SHARE CAPITAL
Issuance of ordinary shares				17,250,000

[1]	Note**: The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired stock is recorded as treasury stock. During the years ended August 31, 2017, 2018 and 2019, the Group repurchased a total of nil, 1,207,465 and 5,471,718 shares from the market for a cash consideration of nil, RMB 114,554 and RMB 417,149. As of August 31, 2019, all the treasury stock had been cancelled and retired.